Dear Current and Future Shareholders,

The fixed income markets have performed exceptionally well during the last twelve months as the Federal Reserve has lowered rates six times in an effort to stimulate growth and prolong the economic expansion which began almost ten years ago. The decline in rates has been much larger in the shorter maturities during the last twelve months as the yield on the two-year note has fallen more than two percent while long term bond rates have declined only 20 basis points. In a positively sloped yield environment, intermediate "bullet" maturities perform very well as they "roll down the yield curve". In other words, even if rates remain unchanged, a four-year bond today yielding 4.50%, will by definition become a three-year bond in one year yielding 4.15% thus, this 35 basis point decline in yields translates to a 1 1/4 point increase in price even if rates do not move. Obviously the opposite is true with an inverted yield curve which was in place throughout most of 2000.

The Trainer Wortham Total Return Bond Fund has been positioned well for this reshaping of the yield curve as we have maintained an overweighting in intermediate maturities and underweighted long bonds. More than fifty percent of the fund is allocated to corporate and mortgage backed securities which not only adds yield, but dampens NAV volatility. We expect both sectors to outperform Treasuries over the next year and in fact plan to add to both sectors at the expense of Treasuries.

One recent key economic event was the passage of the federal tax cut. The tax bill was much more front-ended than the President had proposed: $112 billion will flow into the economy in the next 14 months ($41 billion in August and September alone), equivalent to 1% of GDP on an annualized basis. In addition to the prospective fiscal stimulation, the Federal Reserve lowered short-term interest rates another 1.25%, for a total of 2.75% in six rate cuts this year, and is clearly increasing the money supply. This will motivate banks to increase their lending activities.

As in most economic cycles, it is likely that the consumer sector will lead us out of this slowdown, with the powerful fiscal and monetary stimulation in place. The consumer has held up relatively well; in spite of a slowing economy and declining equity values, real wages are up, and housing prices are holding relatively firmly (for 90% of Americans, their house is their most important asset. Conversely, equity ownership is concentrated in the wealthiest 15%-20% - the group least likely to cut non-luxury spending in a stock market decline). The biggest risk is a significantly weaker job market eventually hitting consumer confidence and thus spending.

Moderating the expected economic recovery will be the lagging international situation, where slowing growth is combined with a strong dollar to hurt U.S. global operations. Japan is close to recession (again), and Europe is slowing. Some inflation concerns have delayed the inevitable monetary easing. Exports are 10% of GDP, and total foreign sales are about 20% of the S&P 500. Major industries impacted are technology, energy and capital goods.

In sum, we expect to see improved economic activity by the end of the year, due mainly to big inventory cuts and monetary and fiscal stimulation. This recovery could be blunted by the financial condition of the consumer, along with the lagging foreign sector. In general, the next upswing in technology will be in 2002.

We believe that interest rates for the remainder of 2001 should stay in a relatively well-defined band around current levels. If it is anticipated that the recovery will take place faster, obviously rates will increase, however the opposite is also true. Given the current environment, we cannot rule any scenario out but our best guess is that bonds will earn the coupon over the next six months with perhaps some volatility in the interim.

Sincerely,

/S/ JOHN D. KNOX
John D. Knox
Managing Director
Trainer Wortham & Company, Inc.



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE U.S. GOVERNMENT GUARANTEES THE PAYMENT OF PRINCIPAL AND INTEREST ON U.S. TREASURY SECURITIES, WHILE THE PRINCIPAL AND INVESTMENT RETURN OF TRAINER WORTHAM FUNDS ARE NOT GUARANTEED AND WILL VARY OVER TIME. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT AFFILIATED WITH FIRST REPUBLIC BANK AND IS NOT A BANK. TRAINER WORTHAM & CO., INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM TOTAL RETURN BOND FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2001
================================================================================

  PRINCIPAL                                                                             MARKET
   AMOUNT                                                                                VALUE
 ----------                                                                          -------------

              FIXED INCOME SECURITIES - 96.92%
              U.S. GOVERNMENT TREASURY - 9.66%
 $1,000,000   U.S. Treasury Notes, 5.500%, 02/15/08 ............................    $   1,015,553
  1,000,000   U.S. Treasury Notes, 7.250%, 08/15/22 ............................        1,159,799
    500,000   U.S. Treasury Notes, 6.125%, 08/15/29 ............................          518,707
                                                                                    -------------
                  TOTAL U.S. GOVERNMENT TREASURY (COST $2,673,039) .............        2,694,059
                                                                                    -------------
              U.S. GOVERNMENT AGENCY - 60.36%
    450,000   Federal National Mortgage Association
              6.150%, 08/18/08 .................................................          450,691
    500,000   Federal Home Loan Mortgage Corp.
              5.625%, 11/03/08 .................................................          484,895
    309,802   Federal Home Loan Mortgage Corp. Series #1647 B,
              6.500%, 11/15/08 .................................................          313,756
  1,000,000   Federal National Mortgage Association
              6.000%, 02/05/09 .................................................          983,598
  1,000,000   Federal Home Loan Mortgage Corp.
              6.450%, 04/29/09 .................................................          994,463
  1,500,000   Federal National Mortgage Association
              6.500%, 04/29/09 .................................................        1,501,839
  1,000,000   Federal National Mortgage Association
              6.300%, 03/21/11 .................................................          985,031
    208,954   Federal Home Loan Mortgage Corp. Gold Pool #E65534,
              6.500%, 10/01/11 .................................................          211,954
    385,008   Federal National Mortgage Association Pool #421151,
              6.000%, 05/01/13 .................................................          383,501
     68,857   Federal National Mortgage Association Pool #523853,
              11.000%, 11/01/13 ................................................           75,161
    396,834   Federal National Mortgage Association Pool #479939,
              5.500%, 01/01/14 .................................................          386,657
    351,858   Federal National Mortgage Association Pool #483994,
              6.000%, 04/01/14 .................................................          349,002
    390,850   Federal National Mortgage Association Pool #572134,
              6.500%, 02/01/16 .................................................          392,130
      1,853   Federal National Mortgage Association Pool #41474,
              7.500%, 04/01/17 .................................................            1,915
     10,032   Federal Home Loan Mortgage Corp. Pool #141248,
              7.500%, 07/01/17 .................................................           10,434
  1,500,000   Federal Home Loan Mortgage Corp. Series #2043 PC,
              6.250%, 11/15/19 .................................................        1,514,768


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
================================================================================

  PRINCIPAL                                                                             MARKET
   AMOUNT                                                                               VALUE
 ----------                                                                       ---------------

$   158,191   Federal Home Loan Mortgage Corp. Gold Pool #A01632,
              10.500%, 12/01/20 ................................................  $      176,082
    326,405   Federal National Mortgage Association Pool #100285,
              9.500%, 12/15/20 .................................................         357,273
  1,000,000   Federal Home Loan Mortgage Corp. Series #2330 PW,
              6.000%, 02/15/22 .................................................       1,013,750
    235,019   Government National Mortgage Association Pool #331266,
              8.000%, 08/15/22 .................................................         245,432
    290,115   Federal Home Loan Mortgage Corp. Gold Pool #D72664,
              7.000%, 07/01/26 .................................................         293,303
    102,947   Federal Home Loan Mortgage Corp. Gold Pool #C80442,
              7.000%, 10/01/26 .................................................         104,079
    438,535   Government National Mortgage Association Pool #407955,
              6.500%, 10/15/27 .................................................         435,346
    391,820   Federal National Mortgage Association Pool #251568,
              6.500%, 03/01/28 .................................................         387,280
    997,216   Federal Home Loan Mortgage Corp. Gold Pool #G00943,
              6.000%, 07/01/28 .................................................         964,707
    398,311   Government National Mortgage Association Pool #458485,
              6.500%, 08/15/28 .................................................         394,769
    993,937   Government National Mortgage Association Pool #457825,
              6.500%, 10/15/28 .................................................         985,098
    680,650   Federal National Mortgage Association Pool #252342,
              6.500%, 04/01/29 .................................................         671,936
    440,099   Government National Mortgage Association Pool #506810,
              7.000%, 08/15/29 .................................................         444,445
    913,962   Federal National Mortgage Association Pool #533853,
              7.000%, 03/01/30 .................................................         919,307
    395,061   Federal National Mortgage Association Pool #538687,
              7.500%, 06/01/30 .................................................         403,448
                                                                                  --------------
                  TOTAL U.S. GOVERNMENT AGENCY (COST $16,698,735) ..............      16,836,050
                                                                                  --------------
              CORPORATE BONDS - 26.90%
    500,000   Ford Motor Credit Co.
              6.125%, 04/28/03 .................................................         507,440
    400,000   First Union Corp.
              6.950%, 11/01/04 .................................................         414,499
    250,000   Hydro-Quebec
              6.720%, 03/16/05 .................................................         259,385
    400,000   Commercial Credit Company
              7.375%, 04/15/05 .................................................         419,512



THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
================================================================================

  PRINCIPAL                                                            MARKET
   AMOUNT                                                              VALUE
 ----------                                                        -------------
$   500,000   DaimlerChrysler NA Holdings
              7.750%, 06/15/05 ............................       $      525,595
    500,000   Ford Motor Credit Co.
              6.875%, 02/01/06 ............................              507,040
    500,000   Heller Financial, Inc.
              6.375%, 03/15/06 ............................              504,284
    400,000   WorldCom, Inc.
              8.000%, 05/15/06 ............................              415,077
    200,000   Salomon Smith Barney Holdings, Inc.
              7.125%, 10/01/06 ............................              209,128
    100,000   Union Pacific Resources Corp.
              7.000%, 10/15/06 ............................              102,295
    500,000   Sears Roebuck Acceptance Corp.
              7.000%, 06/15/07 ............................              505,285
    500,000   Time Warner, Inc.
              8.180%, 08/15/07 ............................              543,417
    500,000   General Motors Acceptance Corp.
              5.850%, 01/14/09 ............................              465,845
    500,000   Sprint Capital Corp.
              6.375%, 05/01/09 ............................              465,763
    400,000   Goldman Sachs Group, Inc.
              7.350%, 10/01/09 ............................              413,490
    250,000   SBC Communications, Inc.
              6.625%, 11/01/09 ............................              250,148
    250,000   Goldman Sachs Group, Inc.
              6.875%, 01/15/11 ............................              249,028
    467,500   Comp De Desarollo Aeropu (Note 4)
              10.190%, 05/31/11 ...........................              328,419
    200,000   Empresa Nacional Electric
              7.875%, 02/01/27 ............................              173,887
    243,394   Norwest Asset Securities Corp., 1997-13 A1,
              6.750%, 09/25/27 ............................              245,929
                                                                  --------------
                  TOTAL CORPORATE BONDS (COST $7,644,821) .            7,505,466
                                                                  --------------
                  TOTAL FIXED INCOME SECURITIES (COST $27,016,595)    27,035,575
                                                                  --------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
================================================================================

                                                                                        MARKET
   SHARES                                                                                VALUE
 ----------                                                                          -------------
              SHORT TERM INVESTMENTS - 2.01%
    559,951   PNC Bank, Money Market Fiduciary, 3.44%
              (Cost $559,951) ..................................................   $      559,951
                                                                                   --------------

                  TOTAL INVESTMENTS (COST $27,576,546**) - 98.93% ..............       27,595,526

                  OTHER ASSETS LESS OTHER LIABILITIES - 1.07% ..................          297,605
                                                                                   --------------
                  NET ASSETS - 100.00% .........................................   $   27,893,131
                                                                                   ==============

** Cost for Federal income tax purposes is $27,576,546 and net unrealized appreciation consists of:

      Gross unrealized appreciation ............................................   $      369,527
      Gross unrealized depreciation ............................................         (350,547)
                                                                                   --------------
                    Net unrealized appreciation ................................   $       18,980
                                                                                   ==============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
================================================================================

                                                                                     TOTAL RETURN
                                                                                       BOND FUND
                                                                                      -----------
ASSETS
   Investments in securities at market value (identified cost $27,576,546)
     (Notes 1 and 4) ...........................................................      $27,595,526
   Receivables:
     Dividends and interest ....................................................          326,407
   Other assets ................................................................               75
                                                                                      -----------
     TOTAL ASSETS ..............................................................       27,922,008
                                                                                      -----------
LIABILITIES
   Payable to advisor ..........................................................            4,137
   Accrued expenses ............................................................           24,740
                                                                                      -----------
     TOTAL LIABILITIES .........................................................           28,877
                                                                                      -----------
NET ASSETS
   (applicable to outstanding shares of 2,754,728; unlimited shares of  $0.001
     par value authorized) .....................................................      $27,893,131
                                                                                      ===========
   Net asset value, offering and redemption price per share ....................          $ 10.13
                                                                                      ===========

SOURCE OF NET ASSETS
   Paid-in capital .............................................................      $27,755,477
   Undistributed net investment income .........................................           20,432
   Accumulated net realized gain on investments ................................           98,242
   Net unrealized appreciation of investments ..................................           18,980
                                                                                      -----------
     NET ASSETS ................................................................      $27,893,131
                                                                                      ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2001
================================================================================

                                                                                 TOTAL RETURN
                                                                                  BOND FUND
                                                                                 ------------

INVESTMENT INCOME
   Interest ..................................................................    $1,527,999
                                                                                  ----------
     TOTAL INCOME ............................................................     1,527,999
                                                                                  ----------
EXPENSES
   Advisory fees (Note 3) ....................................................       108,556
   Bookkeeping and pricing ...................................................        34,915
   Administrator expense .....................................................        29,335
   Transfer agent fees .......................................................        27,059
   Trustees' fees and expenses ...............................................        19,026
   Legal expense .............................................................         8,690
   Custodian fees ............................................................         8,435
   Reports to shareholders ...................................................         8,200
   Independent accountants ...................................................         8,000
   Registration expense ......................................................         6,402
   Organizational expense (Note 1) ...........................................         3,019
   Insurance expense .........................................................         2,985
   Other .....................................................................         1,085
                                                                                  ----------
TOTAL EXPENSES ...............................................................       265,707
   Expenses waived and reimbursed (Note 3) ...................................       (26,390)
                                                                                  ----------
   NET EXPENSES ..............................................................       239,317
                                                                                  ----------
   NET INVESTMENT INCOME .....................................................     1,288,682
                                                                                  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions ..............................       150,590
   Net change in unrealized appreciation (depreciation) of investments .......       759,007
                                                                                  ----------
   Net unrealized gain on investments ........................................       909,597
                                                                                  ----------
   Net increase in net assets resulting from operations ......................    $2,198,279
                                                                                  ==========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                       TOTAL RETURN BOND FUND
                                                                    -----------------------------
                                                                       YEAR              YEAR
                                                                       ENDED             ENDED
                                                                      JUNE 30,          JUNE 30,
                                                                        2001              2000
                                                                    -----------         ---------
OPERATIONS
   Net investment income ........................................   $ 1,288,682         $ 921,316
   Net realized gain (loss) on investments ......................       150,590           (52,314)
   Net change in unrealized appreciation (depreciation) of
     investments ................................................       759,007          (295,114)
                                                                    -----------       -----------
   Net increase in net assets resulting from operations .........     2,198,279           573,888
                                                                    -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .....................    (1,301,242)         (906,229)
   Distributions from realized gains on investments                          --           (91,579)
                                                                    -----------       -----------
     Total distributions ........................................    (1,301,242)         (997,808)
                                                                    -----------       -----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .....................................     9,280,156         4,687,580
   Receipt from shares issued on reinvestment of distributions ..     1,046,051           914,758
   Shares redeemed ..............................................    (2,661,895)       (2,772,438)
                                                                    -----------       -----------
   Net increase in net assets resulting from beneficial interest
     transactions (a) ...........................................     7,664,312         2,829,900
                                                                    -----------       -----------
     Total increase in net assets ...............................     8,561,349         2,405,980

NET ASSETS
   Beginning of year ............................................    19,331,782        16,925,802
                                                                    -----------       -----------
   End of year ..................................................   $27,893,131       $19,331,782
                                                                    ===========       ===========

  (a) Transactions in shares of beneficial interest were:
      Shares sold ...............................................       923,901           479,462
      Shares issued on reinvestment of distributions ............       104,144            93,958
      Shares redeemed ...........................................      (263,227)         (282,230)
                                                                    -----------       -----------
      Net increase ..............................................       764,818           291,190
      Beginning balance .........................................     1,989,910         1,698,720
                                                                    -----------       -----------
      Ending balance ............................................     2,754,728         1,989,910
                                                                    ===========       ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                              TOTAL RETURN BOND FUND
                                                      -------------------------------------------------------------------
                                                                                                                   PERIOD
                                                                       YEARS ENDED JUNE 30,                        ENDED
                                                   ---------------------------------------------------------      JUNE 30,
                                                      2001           2000             1999           1998          19971
                                                   ----------     ----------      ----------      ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..........       $9.71          $9.96           $10.25         $10.08         $10.00
                                                   --------       --------        ---------       --------       --------
  INCOME FROM INVESTMENT OPERATIONS
  ---------------------------------
  Net investment income .......................        0.52           0.52             0.47           0.52           0.41
  Net gains (losses) on securities
    (both realized and unrealized) ............        0.43          (0.20)           (0.18)          0.25           0.08
                                                   --------       --------        ---------       --------       --------
    Total from investment operations ..........        0.95           0.32             0.29           0.77           0.49
                                                   --------       --------        ---------       --------       --------
  LESS DISTRIBUTIONS
  ------------------
  Dividends from net investment
    income ....................................       (0.53)         (0.52)           (0.47)         (0.53)         (0.40)
  Distributions from capital gains ............          --          (0.05)           (0.11)         (0.07)            --
  Distributions in excess of capital gains ....          --             --               --             --          (0.01)
                                                   --------       --------        ---------       --------       --------
    Total distributions .......................       (0.53)         (0.57)           (0.58)         (0.60)         (0.41)
                                                   --------       --------        ---------       --------       --------
NET ASSET VALUE, END OF PERIOD ................      $10.13          $9.71            $9.96         $10.25         $10.08
                                                   ========       ========        =========       ========       ========
TOTAL RETURN ..................................       9.94%          3.31%            2.80%          7.84%          4.90%+
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) ........     $27,893        $19,332          $16,926        $11,976         $8,479
  Ratio of expenses to average net assets
    before reimbursement of expenses by
       Advisor ................................        1.10%          1.38%            1.46%          1.68%          2.01%*
    after reimbursement of expenses by
       Advisor ................................        0.99%          0.98%            1.20%          1.20%          0.88%*
  Ratio of net investment income (loss) to
    average net assets
    before reimbursement of expenses by
       Advisor ................................        5.23%          4.89%            4.55%          4.86%          4.53%*
    after reimbursement of expenses by
       Advisor ................................        5.34%          5.29%            4.81%          5.34%          5.66%*
  Portfolio turnover rate .....................          57%            16%              57%            83%           112%+

----------------------------------

(1)  The Total Return Bond Fund commenced operations on October 1, 1996.
+    Since inception, not annualized.
*    Annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001
================================================================================

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Annual Report relates solely to the Trainer Wortham Total Return Bond Fund (the "Fund").

The Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2001
================================================================================
E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. ORGANIZATIONAL COSTS. Organizational costs for the Fund are being amortized on a straight-line basis over five years, commencing October 1, 1996.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the year ended June 30, 2001 are as follows:



                                                     PURCHASES         SALES
                                                   -----------      -----------
Total Return Bond Fund .........................   $20,636,102      $13,379,999

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for certain of the Trust's series pursuant to three separate investment advisory agreements (each an "Agreement"). Under the terms of the Agreement with respect to the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the average daily net assets of the Fund. During the year ended June 30, 2001, the Trust paid the Advisor $108,556 on behalf of the Fund. The Advisor has agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Fund to 1.00% of the Fund's average daily net assets during the current fiscal year. For the year ended June 30, 2001, the Advisor waived and reimbursed expenses amounting to $26,390 for the Fund. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $95,507 of which $69,117 can be recouped through June 30, 2003 and $26,390 can be recouped through June 30, 2004.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001
================================================================================

NOTE 4 - RESTRICTED SECURITIES

The Fund owns certain investment securities which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At June 30, 2001, the Fund owned the following securities which may not be sold without registration under the Securities Act of 1933:

TOTAL RETURN BOND FUND

                                    ACQUISITION              UNIT      MARKET            AMORTIZED
          SECURITY                     DATE         PAR      PRICE     VALUE     %TNA      COST
          --------                  -----------  --------    -----    --------   ----    ---------
Comp De Desarollo Aeropu
   10.190%, 05/31/11 ............    07/16/97    $467,500    70.25    $328,419   1.18%   $511,433

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees
Trainer Wortham Funds
New York, New York

We have audited the statement of assets and liabilities of Trainer Wortham Total Return Bond Fund (one of the series constituting Trainer Wortham Funds), including the schedule of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period October 1, 1996 (commencement of operations) to June 30, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trainer Wortham Total Return Bond Fund series of Trainer Wortham Funds as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period October 1, 1996 to June 30, 1997 in conformity with U.S. generally accepted accounting principles.


                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 1, 2001

ILLUSTRATION OF $10,000 INVESTMENT
================================================================================

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham Total Return Bond Fund with the performance of the Lehman Aggregate Index. The values and returns for the Trainer Wortham Total Return Bond Fund include reinvested dividends. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

[CHART OMITTED.]

EDGAR REPRESENTATION OF EDGAR POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
         Total Return Bond Fund    Lehman Aggregate Index

10/01/96          $10,000                $10,000

06/30/97           10,490                 10,618

06/30/98           11,312                 11,738

06/30/99           11,628                 12,107

06/30/00           12,013                 12,359

06/30/01           13,207                 13,747

AVERAGE ANNUAL TOTAL RETURN AS OF 06/30/01
1 YEAR             9.94%
3 YEAR             5.30%
SINCE INCEPTION    6.04%*

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


*Fund commenced operations October 1, 1996.

                              TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022


OFFICERS                                 AUDITORS
David P. Como                            Briggs, Bunting & Dougherty, LLP
PRESIDENT                                Two Penn Center Plaza
                                         1500 JFK Boulevard
John D. Knox                             Philadelphia, PA 19102
VICE PRESIDENT
Robert J. Vile
VICE PRESIDENT                           CUSTODIAN
                                         PFPC Trust Company, Inc.
James G. Shaw                            8800 Tinicum Blvd.
TREASURER                                Philadelphia, PA 19153
Mary Jane Maloney
SECRETARY
                                         FUND ADMINISTRATION
INVESTMENT ADVISOR                       PFPC Inc.
Trainer Wortham & Co., Inc.              3200 Horizon Drive
845 Third Avenue                         King of Prussia, PA 19406
New York, NY 10022



DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406 -- DFU 8/01

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

                              TRAINER WORTHAM FUNDS

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell


FOR MORE COMPLETE  INFORMATION  INCLUDING
CHARGES AND  EXPENSES,  YOU MAY REQUEST A
PROSPECTUS BY CALLING:

               866.TWFUNDS
               866.893.8637

=========================================

          TRAINER WORTHAM FUNDS

=========================================

845 Third Avenue, New York, New York 10022
866.TWFUNDS[BULLET]www.trainerwortham.com



                                         =======================================

                                                  TRAINER WORTHAM FUNDS

                                         =======================================



                                                      ANNUAL REPORT
                                                      JUNE 30, 2001




                                                 TOTAL RETURN BOND FUND